EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of net defined benefit plans

	2025	2024	2023
Present value of funded obligations	(5,241.4)	(5,630.2)	(5,365.5)
Fair value of plan assets	4,733.8	4,943.5	4,604.6
Present value of net obligations	(507.6)	(686.7)	(760.9)
Present value of unfunded obligations	(932.8)	(961.1)	(917.2)
Present value of net obligations	(1,440.4)	(1,647.8)	(1,678.1)
Asset ceiling	(397.6)	(367.6)	(182.6)
Net liabilities	(1,838.0)	(2,015.4)	(1,860.7)
Other long term employee benefits	(144.8)	(150.8)	(93.9)
Total employee benefits	(1,982.8)	(2,166.2)	(1,954.6)
Employee benefits amount in the balance sheet
Liabilities	(2,012.7)	(2,236.7)	(2,011.9)
Assets	29.9	70.5	57.3
Net liabilities	(1,982.8)	(2,166.2)	(1,954.6)

Schedule of present value of the defined benefit obligations and fair value of plan assets

	Present value of net obligations			Fair value of plan assets			Asset ceiling			Total liabilities
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Defined benefit obligation at January 1	(6,591.3)	(6,282.7)	(6,397.5)	4,943.5	4,604.6	4,543.3	(367.6)	(182.6)	(163.3)	(2,015.4)	(1,860.7)	(2,017.5)

Recognized in the income statement
Service costs	(37.8)	(43.3)	(24.1)	-	-	-	-	-	-	(37.8)	(43.3)	(24.1)
Interest costs	(383.7)	(382.1)	(413.4)	-	-	-	(40.5)	(16.8)	(16.2)	(424.2)	(398.9)	(429.6)
Interest income	-	-	-	316.6	281.3	318.1	-	-	-	316.6	281.3	318.1
Administrative costs	-	-	-	(9.2)	(8.3)	(5.2)	-	-	-	(9.2)	(8.3)	(5.2)
Curtailments, settlements and other	-	-	-	4.0	3.5	(4.8)	-	-	-	4.0	3.5	(4.8)
Subtotal	(421.5)	(425.4)	(437.5)	311.4	276.5	308.1	(40.5)	(16.8)	(16.2)	(150.6)	(165.7)	(145.6)

Included in the comprehensive income for the period.
Gains/(losses) on settlements or reductions in benefits	3.9	3.7	2.5	-	-	-	-	-	-	3.9	3.7	2.5
Actuarial gains/(losses) - demographic assumptions	-	-	11.5	-	-	-	-	-	-	-	-	11.5
Actuarial gains/(losses) - financial assumptions	32.3	253.1	(297.0)	-	-	-	10.5	(168.2)	(3.1)	42.8	84.9	(300.1)
Experience adjustments	(147.0)	85.7	91.2	-	-	-	-	-	-	(147.0)	85.7	91.2
Effects of exchange differences	387.7	(750.7)	216.7	(250.8)	450.9	(102.0)	-	-	-	136.9	(299.8)	114.7
Expected return, excluding interest income	-	-	-	86.5	(103.6)	101.7	-	-	-	86.5	(103.6)	101.7
Subtotal	276.9	(408.2)	24.9	(164.3)	347.3	(0.3)	10.5	(168.2)	(3.1)	123.1	(229.1)	21.5

Others
Contributions by plan participants	(4.4)	(4.8)	(4.2)	4.4	4.6	4.6	-	-	-	-	(0.2)	0.4
Reclassifications	9.9	0.3	-	-	-	-	-	-	-	9.9	0.3	-
Contributions by employer	-	-	-	236.5	240.3	280.5	-	-	-	236.5	240.3	280.5
Transfers	-	-	-	(42.4)	-	-	-	-	-	(42.4)	-	-
Benefits paid, excluding administrative costs	556.2	529.5	531.6	(555.3)	(529.8)	(531.6)	-	-	-	0.9	(0.3)	-
Subtotal	561.7	525.0	527.4	(356.8)	(284.9)	(246.5)	-	-	-	204.9	240.1	280.9

Total	(6,174.2)	(6,591.3)	(6,282.7)	4,733.8	4,943.5	4,604.6	(397.6)	(367.6)	(182.6)	(1,838.0)	(2,015.4)	(1,860.7)

Schedule of employee benefit revenue expenses

	2025	2024	2023
Cost of sales	(21.3)	(32.1)	(15.1)
Commercial expenses	(9.4)	(11.8)	(7.3)
Administrative income/(expenses)	(12.2)	(9.2)	(8.9)
Financial expenses	(107.7)	(112.6)	(114.3)
	(150.6)	(165.7)	(145.6)

Schedule of asset ceiling

	2025	2024	2023
Position of plan assets as of January 1st	70.5	57.3	56.6
Effect of subsidiary sale (i)	(36.0)	-	-
Interest income/(expenses)	3.6	4.2	4.9
Change in asset ceiling excluding amounts included in interest income/(expenses)	5.6	(6.3)	(0.1)
Effects of exchange differences	(7.3)	15.3	(4.1)
Other	(6.4)	-	-
Position of plan assets as of December 31	30.0	70.5	57.3

(i)	As disclosed in note 1 - Corporate Information, item 1.3.3 – Sale of subsidiary.

Schedule of plans assets

	2025			2024			2023
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	34%	-	34%	35%	-	35%	43%	-	43%
Corporate bonds	12%	-	12%	9%	-	9%	10%	-	10%
Equity instruments	31%	-	31%	27%	-	27%	15%	-	15%
Cash	21%	-	21%	16%	-	16%	6%	-	6%
Others	2%	-	2%	13%	-	13%	26%	-	26%

Schedule of assumptions

	2025 (i)	2024 (i)	2023 (i)
Discount rate	4,7% to 22,6%	4,6% to 11,6%	4,6% to 11,7%
Inflation	2,0% to 18,5%	2,0% to 5,0%	2,0% to 3,5%
Future salary increases	1,0% to 19,7%	1,0% to 8,7%	1,0% to 7,1%
Future pension increases	2,7% to 4,0%	2,7% to 4,0%	2,7% to 3,8%
Medical costs trend rate	6,3% to 7,1%	6,3% to 7,1%	6,4% to 7,1%
Dental claims trend rate	3,5%	3,5%	3.5%

Life expectancy for a male over 65 years old	84 to 87	84 to 87	84 to 87
Life expectancy for a female over 65 years old	86 to 89	86 to 89	86 to 89

(i)	Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.

Schedule of sensitivity of the defined benefit obligation

In millions of Brazilian Reais		2025		2024		2023
	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(83.7)	73.4	(80.1)	69.4	(95.2)	82.2
Discount rate	50 bases points	256.0	(271.6)	315.1	(236.7)	284.8	(302.4)
Future salary increases	50 bases points	(14.5)	12.5	(4.6)	25.9	(17.3)	14.7
Longevity	One year	(180.9)	177.5	(150.2)	241.4	(201.0)	196.1